Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Stock-Based Compensation [Abstract]
Schedule of summarizes the activity related to RSU
		Weighted
	Restricted	Average Grant
	Stock	Date
	Units	Fair Value
Unvested balance at beginning of the period	1,551,033	$6.52
Granted	414,582	$1.13
Vested	(860,169)	$6.12
Forfeited	(52,001)	$7.62
Unvested balance at December 31, 2022	1,053,445	$4.67

Schedule of summarizes the activity related to PSU
PSU Type	Balance at December 31, 2022	Granted	Forfeited	Balance at December 31, 2021
Net revenue based	421,600	29,600	103,200	495,200
Weighted average grant date fair value	$7.61	$2.20	$7.92	$8.00
Cash flow based	105,400	7,400	25,800	123,800
Weighted average grant date fair value	$1.55	1.55	$1.55	$2.44
Total	527,000	37,000	129,000	619,000